SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding stock option plan

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2022	636,818	5.62
Exercised	(127,350)	3.22
Expired unexercised	(509,468)	6.21
Outstanding, December 31, 2023	-	-
Outstanding, December 31, 2024	-	-

Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

	Cash Settled
	Number of DSUs	Fair Value $
Outstanding, December 31, 2022	922,698	3,468
Granted	125,802	431
Changes in fair value	-	144
Outstanding, December 31, 2023	1,048,500	4,043
Granted	135,316	438
Changes in fair value	-	595
Outstanding, December 31, 2024	1,183,816	5,076

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value $	Number of RSUs
Outstanding, December 31, 2022	1,948,709	3,840	705,855
Granted	1,716,286	-	-
Units paid out in cash	(1,214,393)	(4,812)	-
Vested and paid out in shares	-	-	(297,275)
Transferred from equity to cash settled	406,487	-	(406,487)
Forfeited or cancelled	(188,892)	-	(2,093)
Changes in fair value and vesting	-	6,188	-
Outstanding, December 31, 2023	2,668,197	5,216	-
Granted	1,956,611	-	-
Units paid out in cash	(896,413)	(3,160)	-
Forfeited or cancelled	(179,402)	(332)	-
Changes in fair value and vesting	-	7,263	-
Outstanding, December 31, 2024	3,548,993	8,987	-
Less: current portion		(5,043)
Non-current portion		3,944

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

	Cash Settled		Equity Settled
	Number of PSUs	Fair Value $	Number of PSUs
Outstanding, December 31, 2022	-	-	1,839,456
Granted	-	-	844,187
Forfeited or cancelled	-	-	(152,729)
Transferred from equity to cash settled	340,236	-	(340,236)
Units paid out in cash	(340,236)	(1,240)	-
Vested and paid out in shares	-	-	(350,666)
Changes in fair value and vesting	-	1,240	-
Outstanding, December 31, 2023	-	-	1,840,012
Granted	-	-	1,038,383
Forfeited or cancelled	-	-	(233,859)
Vested and paid out in shares	-	-	(589,574)
Outstanding, December 31, 2024	-	-	2,054,962